AdvanceDesigns Variable Annuity AdvanceDesigns Variable Annuity (New York)	SecureDesigns Variable Annuity SecureDesigns Variable Annuity (New York)

SECURITY BENEFIT LIFE INSURANCE COMPANY
SBL VARIABLE ANNUITY ACCOUNT XIV

FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK
VARIABLE ANNUITY ACCOUNT B

Supplement Dated April 12, 2010
To Prospectus Dated May 1, 2009

Important Information about
Rydex VT Multi-Cap Core Equity

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

The purpose of this Supplement is to advise you of the liquidation of the Rydex VT Multi-Cap Core Equity fund (referred to herein as “the Fund”), which underlies a Subaccount. The Fund will be liquidated on or about April 23, 2010. Effective as of April 23, 2010, the Rydex VT Multi-Cap Core Equity Subaccount (referred to herein as “the Subaccount”) will no longer be available. Effective April 23, 2010, the Fund will no longer accept new investments or additional investments from existing Contract Owners except through reinvestment of dividends.

As a result of the liquidation of the Fund, if you have allocated Contract Value to the Subaccount, you may want to consider transferring your Contract Value to one of the other available Subaccounts prior to April 23, 2010. If no such transfer is made by close of business on April 23, 2010, your Contract Value allocated to the Subaccount will be reallocated to the SBL Money Market Subaccount. If you have selected the Subaccount as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocations, future transactions that would have been allocated to the Subaccount will be allocated to the SBL Money Market Subaccount.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Funds Available in BOTH AdvanceDesigns and SecureDesigns Contracts:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
AIM V.I. Basic Value Fund	Series II	Long-term growth of capital
Sub-adviser(s):  AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

AIM V.I. Capital Development	Series II	Long-term growth of capital
Sub-adviser(s):  AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

AIM V.I. Global Health Care Fund	Series I	Capital growth
Sub-adviser(s):  AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

AIM V.I. Global Real Estate Fund	Series I	High total return through growth of capital and current income.
Sub-adviser(s):  AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

AIM V.I. International Growth Fund	Series II	Long-term growth of capital
Sub-adviser(s):  AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
AIM V.I. Mid Cap Core Equity Fund	Series II	Long-term growth of capital
Sub-adviser(s):  AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.

American Century VP Mid Cap Value Fund	Class II	Seeks long-term growth with income as a secondary objective.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-1816
American Century VP Ultra® Fund	Class II	Long-term capital growth	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-1816
American Century VP Value Fund	Class II	Seeks long-term capital growth with income as a secondary objective	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-1816
Dreyfus IP Technology Growth Portfolio	Service	Capital appreciation	The Dreyfus Corporation 200 Park Avenue New York, NY 10166-0039
Dreyfus VIF International Value Portfolio	Service	Long-term capital growth	The Dreyfus Corporation 200 Park Avenue New York, NY 10166-0039
Franklin Income Securities	Class II	Maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906
Franklin Small Cap Value Securities	Class II	Long-term total return	Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, NJ 07024-2920
Janus Aspen Enterprise	Service	Seeks long-term growth of capital	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Legg Mason ClearBridge Variable Aggressive Growth	Class II	Seeks capital appreciation	Legg Mason Partners Fund Advisor, LLC 620 Eighth Ave. New York, NY 10018 ClearBridge Advisors, LLC 620 Eighth Ave. New York, NY 10018 (Sub-Adviser)

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Legg Mason Western Asset Variable Global High Yield Bond Fund	Class II	Seeks to maximize total return, consistent with the preservation of capital.
Legg Mason Partners Fund Advisor, LLC
620 Eighth Ave.
New York, NY 10018

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101
(Sub-Adviser)

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A 2EN
(Sub-Adviser)

Legg Mason ClearBridge Variable Small Cap Growth	Class I	Seeks long-term growth of capital	Legg Mason Partners Fund Advisor, LLC 620 Eighth Ave. New York, NY 10018 ClearBridge Advisors, LLC 620 Eighth Ave. New York, NY 10018 (Sub-Adviser)
MFS® VIT Research International	Service	To seek capital appreciation	Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741
MFS® VIT Total Return	Service	To seek total return	Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741
MFS® VIT Utilities	Service	To seek total return	Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741
Mutual Global Discovery Securities	Class II	Capital appreciation
Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2797

Franklin Templeton Investment Management Limited
The Adelphi Building
1-11 John Adam Street
London WC2N 6HT
(Sub-Adviser)

Neuberger Berman AMT Socially Responsive	Class S	Long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.	Neuberger Berman Management LLC 605 Third Avenue, 2nd Floor New York, NY 10158-3698 (Investment Adviser) Neuberger Berman, LLC 605 Third Avenue, 2nd Floor New York, NY 10158-3698 (Sub-adviser)
Oppenheimer Core Bond Fund/VA	Service
The Fund seeks a high level of current income as its primary goal. As a secondary goal, the Fund seeks capital appreciation when consistent with its goal of high current income. The Fund invests mainly in investment grade debt securities.
OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Oppenheimer Main Street Small Cap Fund®/VA	Service	This Fund invests in a well-diversified mix of smaller company stocks for capital appreciation potential.	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281
PIMCO VIT All Asset Portfolio	Administrative	Maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Commodity RealReturn Strategy	Administrative	Maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Foreign Bond (U.S. Dollar Hedged)	Administrative	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Low Duration Portfolio	Administrative	Seeks maximum total return consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
PIMCO VIT Real Return Portfolio	Administrative	Maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC 840 Newport Center Drive, Suite 100 Newport Beach, CA 92660-6398
Royce Capital Fund--Micro-Cap Portfolio	Investment	Long-term growth of capital	Royce & Associates, LLC 745 Fifth Avenue, Suite 2400 New York, NY 10151
Rydex VT All-Cap Opportunity		Long-term capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT All Asset Aggressive Strategy		The All Asset Aggressive Fund’s objective is to primarily seek growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT All Asset Conservative Strategy		The All Asset Conservative Fund’s objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT All Asset Moderate Strategy		The All Asset Moderate Fund’s objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Multi-Hedge Strategies		Seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
SBL Fund Series A (SBL Equity)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
SBL Fund Series B (SBL Large Cap Value)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series C (SBL Money Market)		As high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001
SBL Fund Series D (SBL Global)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) Security Global Investors, LLC 801 Montgomery St., 2nd Floor San Francisco, CA 94113-5164 (Sub-Adviser)
SBL Fund Series E (SBL U.S. Intermediate Bond)		Current income	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series H (SBL Enhanced Index)		Outperform S&P 500 Index	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) Northern Trust Investments, N.A. 50 LaSalle Street Chicago, IL 60675 (Sub-adviser)
SBL Fund Series J (SBL Mid Cap Growth)		Capital appreciation	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series N (SBL Managed Asset Allocation)		High level of total return	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser) T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202-1090 (Sub-adviser)
SBL Fund Series O (SBL All Cap Value)		Substantial dividend income and capital appreciation.	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series P (SBL High Yield)		High current income and capital appreciation as a secondary objective.	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series Q (SBL Small Cap Value)		Capital growth	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
SBL Fund Series V (SBL Mid Cap Value)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series X (SBL Small Cap Growth)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series Y (SBL Select 25)		Long-term growth of capital	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001 (Investment Adviser)
SBL Fund Series Z (SBL Alpha Opportunity)		Long-term growth of capital
Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001
(Investment Adviser)

Security Global Investors, LLC
801 Montgomery St., 2nd Floor
San Francisco, CA 94113-5164
(Sub-Adviser)

Mainstream Investment Advisers, LLC
101 West Spring Street, Suite 401
New Albany, IN 47150-3610
(Sub-adviser)

Van Kampen LIT Comstock	Class II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management 522 Fifth Ave. New York, NY 10036
Van Kampen LIT Government	Class II	High current return consistent with preservation of capital.	Van Kampen Asset Management 522 Fifth Ave. New York, NY 10036
Van Kampen UIF Emerging Markets Equity Portfolio	Class II	Seeks long-term capital appreciation.	Morgan Stanley Investment Management Inc. 522 Fifth Ave. New York, NY 10036
Van Kampen UIF Equity and Income Portfolio	Class II	Capital appreciation and current income.	Morgan Stanley Investment Management Inc. 522 Fifth Ave. New York, NY 10036

Underlying Funds Available in SecureDesigns Contracts ONLY:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Dent Strategic Portfolio		Long-term growth of capital	HS Dent Investment Management LLC 15310 Amberly Drive, Suite 165 Tampa, FL 33647
Franklin Templeton VIP Founding Funds Allocation	Class 4	Seeks capital appreciation, with income as a secondary goal	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
RVT CLS AdvisorOne Amerigo Fund		Long-term growth of capital without regard to current income	Rydex Investments 9601 Blackwell Rd., Suite 500 Rockville, MD 20850-6478 (Investment Adviser) CLS Investment Firm, LLC 4020 South 147th Street Omaha, NE 68137-5401 (Sub-adviser)
RVT CLS AdvisorOne Clermont Fund		Current income and growth of capital	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478 (Investment Adviser) CLS Investment Firm, LLC 4020 South 147th St. Omaha, NE 68137 (Sub-adviser)
Rydex VT Alternative Strategies Allocation		Investment returns with a low correlation to the returns of traditional stocks and bonds.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT International Opportunity		Long-term capital appreciation	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478
Rydex VT Managed Futures Strategy		Seeks to provide investment results that match the performance of the Standard & Poor’s Diversified Trends Indicator®.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850-6478

Please Retain This Supplement For Future Reference